Lease - Summary of Components of Lease Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Lease Cost [Abstract]
Operating lease cost	¥ 40,479	$ 6,204	¥ 24,224	¥ 2,798
Finance lease cost	4,724	724	8,931	6,096
Short-term lease cost	2,208	338	1,661	0
Lease expense	¥ 47,411	$ 7,266	¥ 34,816	¥ 8,894